Summary of Significant Accounting Policies Summary of Significant Accounting Policies - Inventory (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Inventory write-down	$ 0	$ 126